Organization (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Principal Subsidiaries of Company

As of December 31, 2014, the Company’s principal subsidiaries and VIEs where Autohome WFOE is the primary beneficiary include the following entities:

Entity	Date of incorporation or acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
Subsidiaries

Cheerbright International Holdings, Ltd (“Cheerbright”)	June 13, 2006	British Virgin Islands	100%	Investment holding
Autohome (Hong Kong) Ltd. (“Autohome HK”)	March 16, 2012	Hong Kong	100%	Provision of online advertising services

Autohome Media Limited (“Autohome Media”, formerly known as Prbrownies Marketing Limited)	October 18, 2013	Hong Kong	100%	Provision of online advertising services
Beijing Cheerbright Technologies Co., Ltd. (“Autohome WFOE”)	September 1, 2006	PRC	100%	Provision of technical and consulting services

Autohome Shanghai Advertising Co., Ltd.	September 29, 2013	PRC	100%	Provision of online advertising services

Beijing Prbrownies Software Co., Ltd. (formerly known as “Beijing Autohome Software Co., Ltd.”)	November 12, 2013	PRC	100%	Provision of information technology services
Beijing Autohome Technologies Co., Ltd.	November 12, 2013	PRC	100%	Provision of information technology services

Beijing Autohome Advertising Co., Ltd.	November 13, 2013	PRC	100%	Provision of online advertising services

Guangzhou Autohome Advertising Co., Ltd.	November 25, 2013	PRC	100%	Provision of online advertising services
Tianjin Autohome Technologies Co., Ltd.	October 20, 2014	PRC	100%	Provision of information technology services
Autohome (Tianjin) Automobile Sales Co., Ltd.	October 20, 2014	PRC	100%	Provision of automobile and component parts sales service

Schedule of VIEs
VIEs

Beijing Autohome Information Technology Co., Ltd. (“Autohome Information”)	August 28, 2006	PRC	—	Provision of online advertising and dealer subscription services
Beijing Shengtuo Autohome Advertising Co., Ltd.	September 21, 2010	PRC	—	Provision of online advertising services
Beijing Shengtuo Hongyuan Information Technology Co., Ltd. (“Shengtuo Hongyuan”)	November 8, 2010	PRC	—	Provision of online advertising and dealer subscription services
Beijing Shengtuo Chengshi Advertising Co., Ltd.	November 12, 2010	PRC	—	Provision of online advertising services
Shanghai Youche Youjia Advertising Co., Ltd. (“Shanghai Advertising”)	December 31, 2011	PRC	—	Provision of online advertising services
Guangzhou Youche Youjia Advertising Co., Ltd. (“Guangzhou Advertising”)	May 8, 2012	PRC	—	Provision of online advertising services

Schedule of Assets, Liabilities, and Cash Flows of VIEs

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs included in the Company’s consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows:

	December 31,
	2013	2014
	RMB	RMB	US$

Current assets	577,529	639,347	103,044
Non-current assets	1,606,709	1,612,276	259,852

Total assets	2,184,238	2,251,623	362,896

Current liabilities	493,710	498,209	80,297
Non-current liabilities	33,069	26,889	4,334

Total liabilities	526,779	525,098	84,631

Net assets	1,657,459	1,726,525	278,265

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Net revenues	729,961	1,216,410	1,473,401	237,469
Net (loss)/income	(7,790)	28,170	57,358	9,244

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	RMB

Net cash generated from operating activities	27,633	29,925	102,403	16,504
Net cash used in investing activities	(24,865)	(38,100)	(33,773)	(5,443)
Net cash generated from financing activities	—	—	—	—